Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Treasury Shares	Accumulated Deficit	Total
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Issuance of founder shares at inception		$ 2,789					2,789
Issuance of founder shares at inception, shares		27,890,000
Issuance of preferred stock for VEO, Inc. acquisition	$ 150		13,214,850				13,215,000
Issuance of preferred stock for VEO, Inc. acquisition, shares	1,500,000
Issuance of preferred stock for InduraPower, Inc. acquisition	$ 80		7,047,920				7,048,000
Issuance of preferred stock for InduraPower, Inc. acquisition, shares	800,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition	$ 30		$ 2,642,970				$ 2,643,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition, shares	300,000
Common stock issued for services, shares		8	351,992				352,000
Share-based compensation		$ 80,000
Net loss						$ (770,677)	$ (770,677)
Ending balance at Mar. 31, 2019	$ 260	$ 2,797	23,257,732			(770,677)	22,490,112
Ending balance, shares at Mar. 31, 2019	2,600,000	27,970,000
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Issuance of warrants for debt issue costs
Net loss							(10,503,611)
Ending balance at Sep. 30, 2019	$ 260	$ 4,171	87,482,595	(21,699)		(12,318,670)	75,146,657
Ending balance, shares at Sep. 30, 2019	2,600,000	41,707,149
Beginning balance at Jan. 09, 2019
Beginning balance, shares at Jan. 09, 2019
Issuance of founder shares at inception		$ 2,789					2,789
Issuance of founder shares at inception, shares		27,890,000
Issuance of preferred stock for VEO, Inc. acquisition	$ 150		13,214,850				13,215,000
Issuance of preferred stock for VEO, Inc. acquisition, shares	1,500,000
Issuance of preferred stock for InduraPower, Inc. acquisition	$ 80		7,047,920				7,048,000
Issuance of preferred stock for InduraPower, Inc. acquisition, shares	800,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition	$ 30		2,642,970				2,643,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition, shares	300,000
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions		$ 1,324	58,242,132				58,243,456
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions, shares		13,237,149
Issuance of common stock for cash		$ 50	4,950				5,000
Issuance of common stock for cash, shares		500,000
Issuance of common stock for exercise of warrants		$ 337	33,388				33,725
Issuance of common stock for exercise of warrants, shares		3,372,500
Common stock issued for conversion of senior convertible debentures		$ 110	3,752,388				3,752,498
Common stock issued for conversion of senior convertible debentures, shares		1,100,000
Common stock issued in debt conversion		$ 16	703,984				704,000
Common stock issued in debt conversion, shares		160,000
Warrants issued for services			4,074,330				4,074,330
Issuance of warrants in conjunction with debt agreements			3,138,667				3,138,667
Issuance of common stock for debt issue costs		$ 123	7,805,489				7,805,612
Issuance of common stock for debt issue costs, shares		1,235,140
Common stock issued for services		$ 12	525,290				525,302
Common stock issued for services, shares		120,000
Beneficial conversion feature			855,549				855,549
Share-based compensation		$ 5	258,256				258,261
Share-based compensation, shares		45,660
Conversion of preferred stock	$ (260)	$ 260
Conversion of preferred stock, shares	(2,600,000)	2,600,000
Conversion of ComSovereign Corp. stock at 0.8902 into Drone Aviation Holding Corp. stock		$ 4,474	(4,474)
Conversion of ComSovereign Corp. stock at 0.8902 into Drone Aviation Holding Corp. stock, shares		44,739,551
Merger with Drone Aviation Holding Corp.		$ 3,333	28,257,491		(50,000)		28,210,824
Merger with Drone Aviation Holding Corp., shares		33,326,243
Net loss						(27,545,255)	(27,545,255)
Other comprehensive loss				(23,383)			(23,383)
Ending balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Ending balance, shares at Dec. 31, 2019		128,326,243
Beginning balance at Mar. 31, 2019	$ 260	$ 2,797	23,257,732			(770,677)	22,490,112
Beginning balance, shares at Mar. 31, 2019	2,600,000	27,970,000
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions		$ 1,324	58,242,131				58,243,455
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions, shares		13,237,149
Foreign currency translation adjustment				(21,699)			(21,699)
Net loss						(4,287,757)	(4,287,757)
Ending balance at Jun. 30, 2019	$ 260	$ 4,121	81,499,863	(21,699)		(5,058,434)	76,424,111
Ending balance, shares at Jun. 30, 2019	2,600,000	41,207,149
Issuance of common stock for cash		$ 50	4,950				5,000
Issuance of common stock for cash, shares		500,000
Issuance of warrants in conjunction with debt agreements			2,927,232				2,927,232
Issuance of common stock for debt issue costs			2,195,000				2,195,000
Issuance of common stock for debt issue costs, shares
Beneficial conversion feature			855,550				855,550
Net loss						(7,260,236)	(5,445,177)
Ending balance at Sep. 30, 2019	$ 260	$ 4,171	87,482,595	(21,699)		(12,318,670)	75,146,657
Ending balance, shares at Sep. 30, 2019	2,600,000	41,707,149
Beginning balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Beginning balance, shares at Dec. 31, 2019		128,326,243
Issuance of common stock for settlement of accounts payable		$ 17	193,143				193,160
Issuance of common stock for settlement of accounts payable, shares		165,095
Issuance of common stock for debt issue costs		$ 5	56,995				57,000
Issuance of common stock for debt issue costs, shares		50,000
Foreign currency translation adjustment				1,684			1,684
Net loss						(7,025,538)	(7,025,538)
Ending balance at Mar. 31, 2020		$ 12,855	130,803,318	(21,699)	(50,000)	(34,570,793)	96,173,681
Ending balance, shares at Mar. 31, 2020		128,541,338
Beginning balance at Dec. 31, 2019		$ 12,833	130,553,180	(23,383)	(50,000)	(27,545,255)	102,947,375
Beginning balance, shares at Dec. 31, 2019		128,326,243
Issuance of warrants for debt issue costs							200
Net loss							(24,922,052)
Ending balance at Sep. 30, 2020		$ 14,382	156,196,213		(50,000)	(52,467,307)	103,693,288
Ending balance, shares at Sep. 30, 2020		143,817,614
Beginning balance at Mar. 31, 2020		$ 12,855	130,803,318	(21,699)	(50,000)	(34,570,793)	96,173,681
Beginning balance, shares at Mar. 31, 2020		128,541,338
Issuance of common stock for exercise of warrants		$ 28	2,807				2,835
Issuance of common stock for exercise of warrants, shares		283,530
Issuance of common stock for payment of accrued interest		$ 2	38,362				38,364
Issuance of common stock for payment of accrued interest, shares		21,196
Issuance of warrants in conjunction with debt agreements			44,323				44,323
Beneficial conversion feature			68,654				68,654
Net loss						(7,565,685)	(7,565,685)
Ending balance at Jun. 30, 2020		$ 12,885	130,957,464	(21,699)	(50,000)	(42,136,478)	88,762,172
Ending balance, shares at Jun. 30, 2020		128,846,064
Beginning balance at May. 31, 2020		$ 12,885	130,957,464	(21,699)	(50,000)	(42,136,478)	88,762,172
Beginning balance, shares at May. 31, 2020		128,846,064
Issuance of common stock for Virtual Network Communications Inc. acquisition		$ 1,174	12,676,093				12,677,267
Issuance of common stock for Virtual Network Communications Inc. acquisition, shares		11,738,210
Issuance of options for Virtual Network Communications Inc. acquisition			2,261,275				2,261,275
Issuance of options for Virtual Network Communications Inc. acquisition, shares
Issuance of warrants for Virtual Network Communications Inc. acquisition			1,646,471				1,646,471
Issuance of warrants for Virtual Network Communications Inc. acquisition, shares
Issuance of warrants in conjunction with debt agreements			149,448				149,448
Issuance of common stock for debt issue costs		$ 40	1,339,960				1,340,000
Issuance of common stock for debt issue costs, shares		400,000
Issuance of warrants for debt issue costs			103,955				103,955
Beneficial conversion feature			567,345				567,345
Issuance of common stock for extinguishment of debt and interest		$ 61	2,539,672				2,539,733
Issuance of common stock for extinguishment of debt and interest, shares		612,406
Issuance of common stock for conversion of debt		$ 192	2,320,013				2,320,205
Issuance of common stock for conversion of debt, shares		1,921,082
Share-based compensation			531,157				531,157
Share-based compensation, shares
Issuance of common stock as vendor compensation		$ 21	268,019				268,040
Issuance of common stock as vendor compensation, shares		208,011
Issuance of warrants as vendor compensation			24,782				24,782
Common stock issued for cash		$ 9	331,833				331,842
Common stock issued for cash, shares		91,841
Non-cash contribution from Chief Executive Officer			478,726				478,726
Foreign currency translation adjustment				21,699			21,699
Net loss						(10,330,829)	(10,330,829)
Ending balance at Sep. 30, 2020		$ 14,382	156,196,213		(50,000)	(52,467,307)	103,693,288
Ending balance, shares at Sep. 30, 2020		143,817,614
Beginning balance at Jun. 30, 2020		$ 12,885	130,957,464	(21,699)	(50,000)	(42,136,478)	88,762,172
Beginning balance, shares at Jun. 30, 2020		128,846,064
Net loss							(10,330,829)
Ending balance at Sep. 30, 2020		$ 14,382	$ 156,196,213		$ (50,000)	$ (52,467,307)	$ 103,693,288
Ending balance, shares at Sep. 30, 2020		143,817,614